Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 97.1%
Brazil — 7.3%
Hapvida Participacoes e Investimentos S.A.	796,822	$1,122,628
Lojas Renner S.A.	232,163	1,201,626
Raia Drogasil S.A.	625,959	2,639,904
TOTVS S.A.	189,392	1,035,374
WEG S.A.	123,676	734,809
		6,734,341
China — 26.0%
Alibaba Group Holding Ltd.*	134,733	1,344,546
Alibaba Group Holding Ltd., ADR*	5,039	403,070
Baozun, Inc., ADR*	51,000	320,280
Chacha Food Co., Ltd., Class A	232,432	1,510,900
China Tourism Group Duty Free Corp. Ltd., Class A	21,677	598,938
ENN Energy Holdings Ltd.	50,219	669,579
Foshan Haitian Flavouring & Food Co., Ltd., Class A	99,467	1,158,576
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	265,127	1,230,156
JD.com, Inc., ADR	16,451	827,485
JD.com, Inc., Class A	128,152	3,233,042
Kweichow Moutai Co., Ltd., Class A	4,725	1,243,532
Midea Group Co., Ltd., Class A	196,514	1,362,306
NetEase, Inc.	80,904	1,220,796
NetEase, Inc., ADR	11,389	861,008
Shanghai M&G Stationery, Inc., Class A	246,625	1,565,899
Shenzhen Inovance Technology Co., Ltd., Class A	161,495	1,306,242
Shenzhou International Group Holdings Ltd.	62,000	478,737
Tencent Holdings Ltd.	36,224	1,223,513
Wuxi Biologics Cayman, Inc.*	79,654	474,168
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	225,461	1,496,195
Yum China Holdings, Inc.	28,478	1,351,664
		23,880,632
Colombia — 1.1%
Bancolombia S.A., ADR	39,709	967,708
Hong Kong — 3.5%
Hong Kong Exchanges & Clearing Ltd.	61,649	2,107,311
Techtronic Industries Co., Ltd.	111,834	1,067,134
		3,174,445
India — 21.2%
Cipla Ltd.	124,653	1,699,463
Eicher Motors Ltd.	59,384	2,660,369
HCL Technologies Ltd.	104,436	1,186,088
Hindustan Unilever Ltd.	58,139	1,917,383
Housing Development Finance Corp. Ltd.	100,840	2,813,389
Infosys Ltd.	87,008	1,491,517
Kotak Mahindra Bank Ltd.	84,162	1,867,933
Power Grid Corp. of India Ltd.	408,724	1,061,256
Reliance Industries Ltd.	96,976	2,814,445
	Number of Shares	Value†

India — (continued)
Tata Consultancy Services Ltd.	35,745	$1,310,015
Voltas Ltd.	60,539	671,008
		19,492,866
Indonesia — 8.5%
Avia Avian Tbk PT	24,939,247	1,300,708
Bank Central Asia Tbk PT	3,179,673	1,775,019
Bank Rakyat Indonesia Persero Tbk PT	9,137,585	2,674,321
Telekom Indonesia Persero Tbk PT	6,881,107	2,005,471
		7,755,519
Mexico — 4.7%
Wal-Mart de Mexico S.A.B. de C.V.	1,229,891	4,319,382
Netherlands — 2.4%
Heineken N.V.	25,490	2,226,069
Singapore — 4.0%
Oversea-Chinese Banking Corp. Ltd.	235,985	1,933,634
United Overseas Bank Ltd.	94,073	1,703,905
		3,637,539
South Africa — 1.3%
Clicks Group Ltd.	77,696	1,225,365
South Korea — 3.7%
NAVER Corp.	9,967	1,327,766
Samsung Electronics Co., Ltd.	11,099	407,547
SK Hynix, Inc.	29,598	1,693,012
		3,428,325
Taiwan — 9.4%
Accton Technology Corp.	156,761	1,337,093
President Chain Store Corp.	318,992	2,830,369
Realtek Semiconductor Corp.	67,782	572,222
Taiwan Semiconductor Manufacturing Co., Ltd.	291,453	3,863,324
		8,603,008
Thailand — 1.4%
SCB X PCL	475,583	1,303,165
United Arab Emirates — 1.3%
First Abu Dhabi Bank PJSC	238,587	1,157,258
Uruguay — 1.3%
MercadoLibre, Inc.*	1,460	1,208,559
TOTAL COMMON STOCKS (Cost $108,562,560)		89,114,181

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $1,520,168)	1,520,168	$1,520,168
TOTAL INVESTMENTS — 98.7% (Cost $110,082,728)		$90,634,349
Other Assets & Liabilities — 1.3%		1,179,184
TOTAL NET ASSETS — 100.0%		$91,813,533

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
PCL— Public Company Limited.
PJSC— Private Joint Stock Company.
S.A.— Societe Anonyme.
S.A.B. de C.V.— Sociedad Anonima de Capital Variable.
Tbk PT— Terbuka Perseroan Terbatas.
Country Weightings as of 9/30/2022††
China	27%
India	22
Taiwan	10
Indonesia	9
Brazil	8
Mexico	5
Singapore	4
Other	15
Total	100%
††	% of total investments as of September 30, 2022.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Apparel	0.5%	$478,737
Banks	15.0	13,382,943
Beverages	3.9	3,469,601
Building Materials	0.8	671,008
Chemicals	1.5	1,300,708
Computers	3.1	2,801,532
Diversified Financial Services	5.5	4,920,700
Electric	1.2	1,061,256
Electrical Components & Equipment	1.7	1,496,195
Electronics	1.5	1,306,242
Food	4.4	3,899,632
Gas	0.7	669,579
Hand & Machine Tools	1.2	1,067,134
Healthcare Services	1.8	1,596,796
Home Furnishings	1.5	1,362,306
Household Products & Wares	2.2	1,917,383
Internet	11.1	9,888,261
Leisure Time	3.0	2,660,369
Machinery — Diversified	0.8	734,809
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Oil & Gas	3.2%	$2,814,445
Pharmaceuticals	1.9	1,699,463
Retail	17.7	15,733,147
Semiconductors	7.3	6,536,105
Software	4.8	4,303,266
Telecommunications	3.7	3,342,564
	100.0%	$89,114,181

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